Investments in Associates - Impairment Assessments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	May 31, 2019	Dec. 31, 2018
Long term growth rate
Disclosure of associates [line items]
Percentage of reasonably possible increase in unobservable input, assets	0.25%
Discount rate
Disclosure of associates [line items]
Percentage of reasonably possible increase in unobservable input, assets	0.50%
Eurobank Ergasias S.A
Disclosure of associates [line items]
After-tax discount rate	9.50%
Long-term growth rate	1.50%
Recoverable amount as a percent of carrying value	108.00%
Recoverable amount as a percent of carrying value, decrease due to change in long term growth rate	102.00%
Recoverable amount as a percent of carrying value, increase due to change in long term growth rate	115.00%
Eurobank Ergasias S.A | Long term growth rate
Disclosure of associates [line items]
Percentage of reasonably possible increase in unobservable input, assets	0.25%
Eurobank Ergasias S.A | Discount rate
Disclosure of associates [line items]
Percentage of reasonably possible increase in unobservable input, assets	0.50%
Quess
Disclosure of associates [line items]
After-tax discount rate	13.60%	12.80%
Long-term growth rate	6.00%
Recoverable amount as a percent of carrying value	113.00%	109.00%
Recoverable amount as a percent of carrying value, decrease due to change in long term growth rate	103.00%
Recoverable amount as a percent of carrying value, increase due to change in long term growth rate	125.00%
Quess | Long term growth rate
Disclosure of associates [line items]
Percentage of reasonably possible increase in unobservable input, assets	0.25%
Quess | Discount rate
Disclosure of associates [line items]
Percentage of reasonably possible increase in unobservable input, assets	0.50%
IIFL Finance Limited
Disclosure of associates [line items]
After-tax discount rate	17.70%
Long-term growth rate	3.00%
IIFL Securities Limited
Disclosure of associates [line items]
Fair value of investments in associates			$ 121.9
After-tax discount rate	13.20%	12.30%
Long-term growth rate	6.00%
Investments in associates
Disclosure of associates [line items]
Fair value of investments in associates	$ 7,151.3	$ 7,200.9
Total carrying value	6,439.6	5,984.4		$ 4,863.0
Impairment charges recorded in share of profit of associates	222.2	211.2
Non-insurance companies
Disclosure of associates [line items]
Fair value of investments in associates	1,527.1
Total carrying value	2,221.9
Non-cash impairment charge	240.3	211.2
Non-insurance companies | Eurobank Ergasias S.A
Disclosure of associates [line items]
Fair value of investments in associates	799.9	1,164.4
Total carrying value	1,166.3	1,164.4
Non-insurance companies | Quess
Disclosure of associates [line items]
Fair value of investments in associates	366.8	332.1
Total carrying value	558.9	704.1
Non-cash impairment charge	98.3	190.6
Non-insurance companies | IIFL Finance Limited
Disclosure of associates [line items]
Fair value of investments in associates	175.6	221.4
Total carrying value	233.6	223.6
Non-insurance companies | IIFL Securities Limited
Disclosure of associates [line items]
Fair value of investments in associates	74.3	65.0
Total carrying value	125.5	121.1
Non-insurance companies | All other
Disclosure of associates [line items]
Fair value of investments in associates	110.5
Total carrying value	137.6
Non-cash impairment charge	142.0
Non-insurance companies | Atlas Mara Limited
Disclosure of associates [line items]
Fair value of investments in associates	19.3	78.1
Total carrying value	21.3	82.3
Non-cash impairment charge	35.0
Non-insurance companies | Resolute Forest Products Inc.
Disclosure of associates [line items]
Fair value of investments in associates	161.9	104.0
Total carrying value	134.3	207.5
Non-cash impairment charge	56.5
Non-insurance companies | Astarta Holding N.V.
Disclosure of associates [line items]
Fair value of investments in associates	49.9	28.9
Total carrying value	65.3	115.5
Non-cash impairment charge	$ 26.3	$ 10.1